Match Funded Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended			9 Months Ended
	Sep. 30, 2012 Y	Dec. 31, 2011	Sep. 28, 2012 Class B Term Note	Sep. 30, 2012 Class A Draw Money Market Fund Note Y
Debt Instrument [Line Items]
Money market fund	$ 265,000
Fixed interest rate per annum	0.65%
Maturity period for money market note	1			2
Interest rate to calculate the cost of servicing advances				1-Month LIBOR
Debt Instrument, Basis Spread on Variable Rate				2.00%
Money market eligible "Class B" note issued	$ 1,250,912		$ 28,500